Expenses by nature (Tables)	12 Months Ended
Jun. 30, 2018
Expenses By Nature
Schedule of expenses by nature

The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group as of June 30, 2018, 2017 and 2016:

	Costs	General and administrative expenses	Selling expenses	Total as of June 30, 2018
Cost of sale of goods and services	5,219	-	-	5,219
Salaries, social security costs and other personnel expenses	2,455	1,627	1,485	5,567
Depreciation and amortization	2,250	575	912	3,737
Fees and payments for services	1,830	859	66	2,755
Maintenance, security, cleaning, repairs and others	1,689	146	96	1,931
Advertising and other selling expenses	270	6	1,272	1,548
Taxes, rates and contributions	328	81	196	605
Interconnection and roaming expenses	2,066	-	-	2,066
Fees to other operators	2,576	-	-	2,576
Director´s fees	-	228	-	228
Leases and service charges	52	5	133	190
Allowance for doubtful accounts, net	-	-	269	269
Other expenses	894	342	234	1,470
Total as of June 30, 2018	19,629	3,869	4,663	28,161

	Costs	General and administrative expenses	Selling expenses	Total as of June 30, 2017
Cost of sale of goods and services	4,269	4	-	4,273
Salaries, social security costs and other personnel expenses	2,008	1,257	1,150	4,415
Depreciation and amortization	1,804	520	1,053	3,377
Fees and payments for services	1,704	671	48	2,423
Maintenance, security, cleaning, repairs and others	1,444	86	3	1,533
Advertising and other selling expenses	284	-	1,050	1,334
Taxes, rates and contributions	232	23	168	423
Interconnection and roaming expenses	1,711	-	-	1,711
Fees to other operators	1,691	-	-	1,691
Director´s fees	-	180	-	180
Leases and service charges	82	18	5	105
Allowance for doubtful accounts, net	-	-	204	204
Other expenses	804	460	326	1,590
Total as of June 30, 2017	16,033	3,219	4,007	23,259

	Costs	General and administrative expenses	Selling expenses	Total as of June 30, 2016
Cost of sale of goods and services	1,557	-	-	1,557
Salaries, social security costs and other personnel expenses	1,202	552	502	2,256
Depreciation and amortization	738	256	538	1,532
Fees and payments for services	706	396	37	1,139
Maintenance, security, cleaning, repairs and others	664	59	3	726
Advertising and other selling expenses	282	-	472	754
Taxes, rates and contributions	223	14	150	387
Interconnection and roaming expenses	-	157	-	157
Leases and service charges	50	2	-	52
Allowance for doubtful accounts, net	-	62	8	70
Other expenses	1,614	141	132	1,887
Total as of June 30, 2016	7,036	1,639	1,842	10,517